11. INCOME TAXES (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carry forwards	$ 0	$ 289,000
Capital loss carry forwards	1,088,000	1,088,000
Bad debts	244,000	380,000
Stock based compensation - options and restricted stock	501,000	466,000
Capitalized engineering costs	416,000	356,000
Account payable, accrued expenses and reserves	9,000	9,000
Deferred rent	418,000	390,000
Amortization - NTW Transaction	74,000	0
Inventory - 263A adjustment	629,000	0
Lease Impairment	94,000	0
Deferred gain on sale of real estate	213,000	224,000
Section 1231 loss carryover	86,000	86,000
Total deferred tax assets before valuation allowance	3,772,000	3,288,000
Valuation allowance	(2,568,000)	(1,217,000)
Total deferred tax assets after valuation allowance	1,204,000	2,071,000
Deferred tax liabilities:
Property and equipment	(612,000)	(801,000)
Amortization - Welding Transaction	(592,000)	(643,000)
Inventory - 263A adjustment	0	(627,000)
Total Deferred Tax Liability	(1,204,000)	(2,071,000)
Net deferred tax asset	$ 0	$ 0